EQUITY	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
EQUITY

10 - EQUITY

Merger

On July 31, 2014, Enumeral entered into the Merger Agreement, pursuant to which Enumeral became a wholly owned subsidiary of the Company. The Company’s authorized capital stock currently consists of 300,000,000 shares of common stock, par value $0.001, and 10,000,000 shares of “blank check” preferred stock, par value $0.001.

As a result of the Merger, all issued and outstanding common and preferred shares of Enumeral were exchanged for common shares of the Company as follows: (a) each share of Enumeral’s common stock issued and outstanding immediately prior to the closing of the Merger was converted into 1.102121 shares of the Company’s common stock for a total of 4,940,744 shares post-Merger, (b) each share of Enumeral’s Series A Preferred Stock issued and outstanding immediately prior to the closing of the Merger was converted into 1.598075 shares of the Company’s common stock for a total of 4,421,744 shares post-Merger, (c) each share of Enumeral’s Series A-1 Preferred Stock issued and outstanding immediately prior to the closing of the Merger was converted into 1.790947 shares of the Company’s common stock for a total of 3,666,428 shares post-Merger, (d) each share of Enumeral’s Series A-2 Preferred Stock issued and outstanding immediately prior to the closing of the Merger was converted into 1.997594 shares of the Company’s common stock for a total of 3,663,177 shares post-Merger, (e) each share of Enumeral’s Series B Preferred Stock issued and outstanding immediately prior to the closing of the Merger was converted into 2.927509 shares of the Company’s common stock for a total of 2,777,687 shares post-Merger and (f) a convertible note and accrued interest was converted into 3,230,869 shares of the Company’s common stock post-Merger.

As a result of the Merger and the Split-Off, the Company discontinued its pre-Merger business and acquired the business of Enumeral, and has continued the existing business operations of Enumeral as a publicly-traded company under the name Enumeral Biomedical Holdings, Inc. In accordance with “reverse merger” accounting treatment, historical financial statements for Enumeral Biomedical Holdings Inc. as of period ends, and for periods ended, prior to the Merger have been replaced with the historical financial statements of Enumeral prior to the Merger.

Private Placement

On July 31, 2014, the Company closed a private placement offering (the “PPO”) of 21,549,510 Units of securities, at a purchase price of $1.00 per Unit, each Unit consisting of one share of the Company’s common stock and a warrant to purchase one share of the Company’s common stock at an exercise price of $2.00 per share with a term of five years (the “PPO Warrants”). The net proceeds received from the PPO were $18,255,444.

The investors in the PPO had anti-dilution protection on the shares of common stock included in the Units purchased in the PPO in the event that within two years after the closing of the PPO the Company issued common stock or securities convertible into or exercisable for shares of the Company’s common stock at a price lower than the Unit purchase price. The anti-dilution protection expired on July 31, 2016, without being triggered.

In addition, the PPO Warrants had anti-dilution protection in the event that prior to the warrant expiration date the Company issued common stock or securities convertible into or exercisable for shares of the Company’s common stock at a price lower than the warrant exercise price, subject to exceptions for certain issuances. The PPO Warrants were amended in connection with the Warrant Tender Offer to remove the anti-dilution provisions.

In connection with the PPO, the Company paid its placement agents, EDI Financial, Inc. and Katalyst Securities LLC (the “Placement Agents”), a commission equal to 10% of the gross proceeds raised from investors in the PPO. In addition, the Placement Agents collectively received warrants to purchase 10% of the number of shares of Common Stock included in the Units sold in the PPO, with a term of five (5) years and an exercise price of $1.00 per share (the “PPO Agent Warrants”); provided, however, that the Placement Agents were not entitled to any warrants on the sale of Units in excess of 20,000,000. The Company also agreed to pay to the Placement Agents a cash fee on the amount that any person or entity contacted by the Placement Agents, in connection with the Offering, invested in the Company at any time prior to the date that was eighteen (18) months after the closing of the PPO. No such fee was earned or paid.

As a result of the foregoing, the Placement Agents and their respective sub-agents were collectively paid an aggregate commission of $2,154,951 and were issued PPO Agent Warrants to purchase an aggregate of 2,000,000 shares of the Company’s common stock. The Company was also required to reimburse the Placement Agents up to $30,000 of legal expenses incurred in connection with the PPO, in the aggregate. The PPO Agent Warrants were amended in connection with the Warrant Tender Offer on December 12, 2016 to remove the anti-dilution protection provisions and to reduce the exercise price of such PPO Agent Warrants from $1.00 to $0.125 per share.

The Company incurred approximately $500,000 of expenses in connection with the offering outside of the placement agent commissions and issued the subagent to one of the placement agents 150,000 shares of the Company’s common stock.

In addition, the Merger Agreement provided certain anti-dilution protection to the holders of the Company’s common stock immediately prior to the Merger (after giving effect to the Split-Off), in the event that the aggregate number of units sold in the PPO after the final closing thereof were to exceed 15,000,000. Accordingly, based on the final amount of gross proceeds raised in the PPO, the Company issued 1,690,658 additional shares of the Company’s common stock to holders of the Company’s common stock immediately prior to the Merger.

Warrant Tender Offer

On December 12, 2016, the Company consummated its Warrant Tender Offer to amend and exercise the outstanding PPO Warrants to purchase an aggregate of 21,549,510 shares of the Company’s common stock. The PPO Warrants of holders who elected to participate in the Warrant Tender Offer were amended to (i) receive four shares of common stock for each warrant exercised rather than one, (ii) reduce the exercise price to $0.50 per warrant in cash (or $0.125 per share); (iii) shorten the exercise period so that it expired concurrently with the expiration of the Warrant Tender Offer at 5:00 p.m. (Eastern Time) on December 9, 2016, and (iv) delete any price-based anti-dilution provisions. Pursuant to the Warrant Tender Offer, an aggregate of 6,863,000 PPO Warrants were tendered by their holders and were amended and exercised in connection therewith for gross proceeds to the Company of $3,431,500. As a result, the Company issued 27,452,000 shares of its common stock to the holders who amended and exercised their PPO Warrants in the Warrant Tender Offer. This resulted in net cash of $2,947,283 after deducting transaction fees of $484,217, of which $254,520 was the Warrant Agent Fee. Per the Warrant Agent Agreement the Company was to pay the warrant agent 8% of the gross proceeds, exclusive of proceeds from the Company's officers and directors. The remaining warrants of holders who elected not to exercise were amended to remove the price-based anti-dilution provisions, thus extinguishing the associated derivative liabilities. In connection with the Warrant Tender Offer, the Company applied the liability extinguishment model to determine the loss on extinguishment of derivative liabilities.

As a result of the Warrant Tender Offer, the Notes and the associated accrued interest converted into shares of the Company’s common stock per the Note agreement. The Company issued a total of 48,806,545 shares of the Company’s common stock to the Note Holders. Through the date of the Warrant Tender offer, the Company had accreted $84,642 of the loan issuance fees to interest expense. When the Notes converted, in concurrence with the Warrant Tender Offer, the Company expensed the remaining loan issuance fees of $423,207 to interest expense. During the term of the Note the Company incurred interest expense of $136,722, of which $124,569 was paid in cash to the Note Holders and $12,153 was accrued and converted into shares of the Company’s common stock issued to the Note Holders. The Notes contained a contingent beneficial conversion feature as they were convertible upon the occurrence of certain equity financings. Upon the completion of the Warrant Tender Offer, the contingency was resolved and the Company recognized $4,253,558 of interest expense based on the intrinsic value of the beneficial conversion feature. In addition, pursuant to the placement agent agreement for the Notes, the placement agent received warrants exercisable for a period of ten years to purchase shares of the Company’s common stock, equal to 10% percent of the number of shares issued upon the conversion of the Notes, resulting in warrants to purchase 4,880,665 shares of the Company’s common stock issued to the placement agent. As the conversion of the Notes was an integrated transaction that occurred due to the completion of the Warrant Tender Offer, the Company included the placement agent warrants issued as part of the loss on extinguishment of derivative liabilities discussed above. Refer to Note 11 below for further information regarding the placement agent warrants.

On December 12, 2016, in connection with the consummation of the Warrant Tender Offer, the Company and holders of a majority of the outstanding PPO Agent Warrants approved an amendment to remove the price-based anti-dilution provisions in the PPO Agent Warrants and to reduce the exercise price of the PPO Agent Warrants from $1.00 per share to $0.125 per share. The Company recorded a loss on extinguishment of derivative liabilities of $187,240 as a result of this amendment. None of the PPO Agent Warrants were exercised in connection with the Warrant Tender Offer, and all PPO Agent Warrants remain outstanding as of December 31, 2016. Refer to Note 11 below for further details.

On December 12, 2016, the Company and Square 1 Bank entered into an amendment in regards to the warrants issued by the Company to Square 1 on July 31, 2014 to change the expiration date to December 12, 2016, reduce the exercise price to $0.125 per share, and remove any anti-dilution provisions. Immediately following this amendment, Square 1 cashless exercised these warrants, and the Company issued 11,096 shares of its common stock. Refer to Note 11 below for further details.

The consideration transferred to extinguish the derivative liabilities was recorded at fair value and compared to the cash received in connection with the tender offer to determine the loss on extinguishment of the derivative liabilities. Included in the consideration transferred was the following: (i) the fair value of common shares issued in the Warrant Tender Offer, (ii) the expense associated with the issuance of agent warrants of $704,848, and (iii) the expense related to the modification of the PPO Agent Warrants exercise price from $1.00 a share to $0.125 a share of $187,239. See Note 11 below for additional discussion.